REVENUE RECOGNITION - Additional Information (Details1)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Disaggregation Of Revenue [Line Items]
Remaining performance obligation expected to be recognized, percentage	43.00%
Remaining performance obligation expected to be recognized, duration	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Disaggregation Of Revenue [Line Items]
Remaining performance obligation expected to be recognized, percentage	57.00%